UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06153

Integrity Managed Portfolios
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant's telephone number, including area code:701-852-5292

Date of fiscal year end: July 31

Date of reporting period: April 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Kansas Municipal Fund
Schedule of Investments April 30, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (98.2%)

Burlington, KS PCR (Gas & Elec.) MBIA	Aaa/AAA	5.300%	06/01/2031	$1,000,000	$1,071,620
Burlington, KS PCR (Gas & Elec.) MBIA	Aaa/AAA	4.850	06/01/2031	500,000	516,965
Butler Cty., KS Public Bldg. MBIA	Aaa/NR	5.550	10/01/2021	300,000	318,555
Coffeyville, KS Pub. Bldg. (Coffeyville Medl. Center) Rev. AMBAC	Aaa/AAA	5.000	08/01/2022	250,000	260,100
Cowley Cty, KS USD #465 (Winfield) MBIA	Aaa/AAA	5.250	10/01/2014	390,000	418,887
Dodge, KS School District #443 FGIC	Aaa/NR	5.000	09/01/2011	1,000,000	1,055,140
Douglas Cty., KS Sales Tax Ref. AMBAC	Aaa/NR	5.000	08/01/2019	1,000,000	1,056,050
Hutchinson, KS Community College	NR/A-	5.000	10/01/2025	350,000	364,259
Hutchinson, KS Community College	NR/A-	5.250	10/01/2030	300,000	317,520
Hutchinson, KS Community College	NR/A-	5.250	10/01/2033	450,000	475,110
#Johnson Cty., KS USD #229 (Blue Valley) G.O.	Aa-1/AA	5.000	10/01/2018	2,600,000	2,697,968
Johnson Cty., KS USD #231 Gardner-Edgerton FGIC	Aaa/AAA	5.000	10/01/2024	1,135,000	1,202,215
Johnson Cty., KS USD #232 (Desoto)	Aaa/NR	5.250	09/01/2023	500,000	544,150
Kansas City, KS Mrtge. Rev. GNMA	Aaa/NR	5.900	11/01/2027	290,000	292,885
*Kansas City, KS Util. Syst. Ref. & Impvt. AMBAC	Aaa/AAA	6.300	09/01/2016	580,000	585,974
*KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.750	12/01/2027	2,250,000	2,371,545
KS Devl. Finance Auth. (Dept. of Admin. Capital Restoration) Lease Rev. FSA	Aaa/AAA	5.375	10/01/2020	370,000	392,285
KS Devl. Finance Auth. (Juvenile Justice) Rev. MBIA	Aaa/AAA	5.250	05/01/2013	570,000	599,344
*KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	05/01/2011	630,000	641,283
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/2017	250,000	261,840
KS Devl. Finance Auth. (Water Pollution Control) Rev.	Aaa/AAA	5.250	11/01/2022	1,000,000	1,074,470
KS Devl. Finance Auth. (Water Pollution Control)	Aaa/AAA	5.000	11/01/2023	1,000,000	1,056,540
KS Devl. Finance Auth.	Aaa/AAA	5.000	05/01/2026	1,335,000	1,416,261
KS Devl. Finance Auth. (Dept. Admin.) FGIG	Aaa/AAA	5.000	11/01/2025	250,000	266,850
KS Devl. Finance Auth. (Univ. KS Research Cent.) XLCA	Aaa/AAA	5.000	02/01/2026	500,000	528,635
*(KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev.	NR/AAA	6.000	12/01/2021	1,975,000	1,975,020
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.800	11/15/2021	430,000	430,039
KS Devl. Finance Auth. (Sisters of Charity) Hlth. Rev.	Aa/AA	6.125	12/01/2020	1,000,000	1,066,300
KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.375	11/15/2024	1,500,000	1,587,060
KS Devl. Finance Auth. (Hays Medical Center)	A/NR	5.000	11/15/2022	500,000	523,635
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.250	09/01/2021	500,000	541,135
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/2024	530,000	556,336
KS Turnpike Auth. Rev. FSA	Aaa/AAA	5.000	09/01/2025	750,000	785,063
Lawrence, KS (Unlimited Tax) Refunding G.O.	Aa/NR	5.375	09/01/2020	500,000	527,905
Lawrence, KS (Memorial Hospital) Rev. ASGUA	Aa-3/AA	5.750	07/01/2024	1,000,000	1,043,330
Lawrence, KS (Memorial Hospital) Rev.	A-3/NR	5.125	07/01/2026	500,000	525,275
Lawrence, KS (Memorial Hospital) Rev.	A-3/NR	5.125	07/01/2036	500,000	519,550
Neosho County, KS (Sales Tax Rev.) MBIA	Aaa/AAA	5.000	08/15/2008	405,000	409,362
Newton, KS (Newton) Hosp. Rev.	NR/NR	5.700	11/15/2018	1,000,000	1,020,460
Newton, KS (Newton) Hosp. Rev. ACA	NR/A	5.750	11/15/2024	500,000	509,630
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev.	Aaa/AAA	5.500	09/01/2025	235,000	247,093
Olathe, KS (Medl. Ctr.) Hlth. Facs. Rev. AMBAC	Aaa/AAA	5.500	09/01/2030	500,000	524,770
#Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.700	11/01/2027	2,210,000	2,232,144
Olathe, KS Multifamily Hsg. (Bristol Pointe) Rev. Ref. FNMA	NR/AAA	5.250	11/01/2012	485,000	489,860
Reno Cty., KS USD #308 Hutchinson MBIA	Aaa/NR	4.500	09/01/2022	250,000	254,890
Reno Cty., KS USD #308 Hutchinson MBIA	Aaa/NR	4.500	09/01/2023	500,000	508,520
Scott Cty, KS USD #466 FGIC	Aaa/AAA	5.250	09/01/2017	900,000	966,195
Sedgwick Cty., KS (Catholic Care Center, Inc.) Hlth. Care Rev.	NR/A	5.800	11/15/2026	1,000,000	1,040,710
Shawnee Cty., KS G.O. FSA	Aaa/NR	5.000	09/01/2016	655,000	703,247
Topeka, KS G.O. XLCA	Aaa/NR	5.000	08/15/2021	400,000	419,244
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/2026	1,435,000	1,490,535
Topeka Public Bldg. Comm. (10th & Jackson Prj.) MBIA	Aaa/AAA	5.625	06/01/2031	1,200,000	1,246,440
University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.700	09/01/2020	830,000	866,844
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.550	09/01/2026	1,355,000	1,407,560
Wamego, KS PCR (Kansas Gas & Electric Project) MBIA	Aaa/AAA	5.300	06/01/2031	750,000	802,290
Washburn Univ. (Living Learning Ctr.) Bldg. Rev	Aaa/NR	5.000	07/01/2019	955,000	1,011,717
Wichita, KS G.O. (Series 772)	Aa/AA	4.500	09/01/2017	315,000	322,784
Wichita, KS (Via Christi Health System) Rev.	NR/A+	6.250	11/15/2024	1,500,000	1,589,610
Wichita, KS (Via Christi Health System) Rev.	NR/A+	5.625	11/15/2031	1,100,000	1,169,025
Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.650	07/01/2016	990,000	996,593
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.700	07/01/2022	2,000,000	2,013,560
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/2018	1,465,000	1,572,648
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.000	10/01/2028	500,000	526,525

TOTAL KANSAS MUNICIPAL BONDS (COST: $52,475,250)					$54,209,355

SHORT-TERM SECURITIES (0.8%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $442,210)				442,210	$442,210

TOTAL INVESTMENTS IN SECURITIES (COST: $52,917,460)					$54,651,565
OTHER ASSETS LESS LIABILITIES					544,508

NET ASSETS					$55,196,073

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At April 30, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $52,917,460.  The net unrealized appreciation of investments based on the cost was $1,734,105, which is comprised of $1,770,072 aggregate gross unrealized appreciation and $35,967 aggregate gross unrealized depreciation.  Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Kansas Insured Intermediate Fund
Schedule of Investments April 30, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

KANSAS MUNICIPAL BONDS (97.2%)

Butler Cty., KS (Circle) USD #375 FSA	Aaa/NR	5.000%	09/01/2013	$250,000	$259,145
#Chisholm Creek Util. Auth. (Bel Aire & Park City, KS Pj.) MBIA	Aaa/NR	5.250	09/01/2016	770,000	828,174
Dodge, KS USD #443 Unltd. General Obligation FSA	Aaa/AAA	5.750	09/01/2013	100,000	104,778
Johnson Cty., KS Community College Student Commons & Parking AMBAC	Aaa/AAA	5.000	11/15/2019	235,000	248,597
Johnson Cty., KS USD #232 (Desoto) FSA	Aaa/NR	5.000	09/01/2015	100,000	108,177
Kingman Cty., KS USD #331 FGIC	Aaa/AAA	5.500	10/01/2012	250,000	264,733
KS Devl. Finance Auth. (Dept. Admin. 7th & Harrison PJ) AMBAC	Aaa/AAA	5.500	12/01/2013	375,000	391,826
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.200	11/15/2008	375,000	381,244
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.300	11/15/2009	375,000	381,161
KS Devl. Finance Auth. (Hays Medl. Ctr.) Rev. MBIA	Aaa/NR	5.500	11/15/2017	100,000	101,864
KS Devl. Finance Auth. (KS St. Projects) Rev. MBIA	Aaa/AAA	5.000	10/01/2017	250,000	261,840
KS Devl. Finance Auth. (Park Apts.) Multifamily Hsg. Rev. FNMA	NR/AAA	5.700	12/01/2009	325,000	325,774
KS Devl. Finance Auth. (Sec. 8) Rev. Ref. MBIA	Aaa/AAA	6.400	01/01/2024	255,000	255,000
KS Devl. Finance Auth. (State of KS Projects) MBIA	Aaa/AAA	4.100	05/01/2019	250,000	249,762
#KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.700	11/15/2008	450,000	450,041
*KS Devl. Finance Auth. (Stormont Vail) Hlth. Care Rev. MBIA	Aaa/AAA	5.750	11/15/2012	595,000	639,238
KS Devl. Finance Auth. (Wichita Univ.) AMBAC	Aaa/AAA	5.900	04/01/2015	305,000	320,457
*Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.000	10/01/2014	605,000	612,726
Mission, KS Multifamily Hsg. (Lamar Place) Rev. FNMA	NR/AAA	5.180	10/01/2023	445,000	450,545
Morton Cty., KS USD# 217 FSA	Aaa/AAA	4.000	09/01/2010	100,000	100,907
Saline Cty., KS USD #305 (Salina) G.O. Ref. FSA	Aaa/NR	5.500	09/01/2015	190,000	201,983
Shawnee Cty., KS USD #437 (Auburn-Washburn) G.O. Ref. FSA	Aaa/NR	5.000	09/01/2014	485,000	507,974
Shawnee, KS Multifamily Hsg. (Thomasbrooks Apts.) Rev. FNMA COL.	NR/AAA	5.250	10/01/2014	205,000	207,870
*University of Kansas Hosp. Auth. AMBAC	Aaa/AAA	5.500	09/01/2015	750,000	777,578
Washburn Univ. (Living Learning Ctr.) Bldg. Rev. AMBAC	Aaa/AAA	5.350	07/01/2011	105,000	108,245
Wellington, KS Utility Rev. AMBAC	Aaa/AAA	5.000	05/01/2012	250,000	252,802
#Wichita, KS Multifamily Hsg. (Broadmoor Chelsea) Rev. FNMA	NR/AAA	5.375	07/01/2010	330,000	332,142
*Wichita, KS Multifamily Hsg. (Cimarron Apartments) FNMA	NR/AAA	5.250	10/01/2012	375,000	379,260
Wichita, KS Water & Sewer Util. Rev. FGIC	Aaa/AAA	5.250	10/01/2014	75,000	80,776
#Wyandotte Cty., Kansas City, KS Gov't. Util. Syst. Rev. MBIA	Aaa/AAA	5.125	09/01/2013	500,000	516,555
Wyandotte Cty., KS USD #500 G.O. FSA	Aaa/AAA	5.250	09/01/2013	250,000	270,812

TOTAL KANSAS MUNICIPAL BONDS (COST: $10,125,421)					$10,371,986

SHORT-TERM SECURITIES (1.9%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $207,296)				207,296	$207,296

TOTAL INVESTMENTS IN SECURITIES (COST: $10,332,717)					$10,579,282
OTHER ASSETS LESS LIABILITIES					90,974

NET ASSETS					$10,670,256

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At April 30, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $10,332,717.  The net unrealized appreciation of investments based on the cost was $246,565, which is comprised of $247,193 aggregate gross unrealized appreciation and $628 aggregate gross unrealized depreciation.  Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Maine Municipal Fund
Schedule of Investments April 30, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

MAINE MUNICIPAL BONDS (75.6%)

Bar Harbor, ME	A-1/NR	6.450%	06/01/2009	$75,000	$79,221
Bath, ME	A-3/NR	7.450	12/01/2007	30,000	30,926
Bath, ME	A-3/NR	7.500	12/01/2008	20,000	21,193
Brewer, ME	A/A	4.600	11/01/2017	210,000	219,108
Ellsworth, ME	A/NR	7.200	07/01/2008	25,000	25,977
Freeport, ME	Aa-3/AA	7.250	09/01/2010	20,000	22,205
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.300	02/01/2023	155,000	157,407
Gorham, ME Unlimited Tax G.O. MBIA	Aaa/NR	4.350	02/01/2024	155,000	157,218
Houlton, ME Water District MBIA	Aaa/NR	4.600	05/01/2014	100,000	102,178
Kennebec, ME Regl. Dev.	Baa-1/NR	5.500	08/01/2014	75,000	79,230
#Kennebec, ME Water District FSA	Aaa/NR	5.125	12/01/2021	500,000	513,505
Kittery, ME	A-1/AA	5.200	01/01/2009	25,000	25,498
Lewiston, ME G.O. FSA	Aaa/NR	5.000	04/01/2022	500,000	527,240
Lewiston, ME G.O. FSA	Aaa/NR	5.000	04/01/2024	250,000	265,165
Maine Governmental Facs. Lease Rev FSA	Aaa/AAA	5.750	10/01/2007	250,000	253,975
Maine Governmental Facs. Auth Lease MBIA	Aaa/AAA	5.375	10/01/2016	250,000	266,982
Maine Health & Higher Educ. Facs. Auth. (Bates College) FSA	Aaa/AAA	5.250	07/01/2011	25,000	25,428
*Maine Health & Higher Educ. Facs. Auth. (Blue Hill Mem. Hosp) FSA	Aaa/AAA	5.250	07/01/2010	550,000	561,731
Maine Health & Higher Educ. Facs. Auth. FSA	Aaa/AAA	5.600	07/01/2007	175,000	175,002
Maine Health & Higher Educ. Facs. Auth.	Aaa/NR	6.000	10/01/2013	195,000	215,920
#Maine Health & Higher Educ. Facs. Auth. Rev. FSA	Aaa/AAA	5.300	07/01/2007	130,000	130,000
Maine Health & Higher Educ. (University Systems) MBIA	Aaa/NR	5.000	07/01/2023	200,000	214,340
Maine Health & Higher Educ. Facs. Auth. Rev. AMBAC	Aaa/AAA	7.300	05/01/2014	5,000	5,000
Maine Health & Higher Educ. Auth. (Maine Maritime Academy) MBIA	Aaa/NR	5.000	07/01/2025	340,000	356,738
Maine Finance Auth. Rev. (Electric Rate Stabilization) FSA	Aaa/AAA	4.500	07/01/2008	25,000	25,234
*Maine Municipal Bond Bank MBIA	Aaa/AAA	5.625	11/01/2016	1,000,000	1,067,070
Maine Municipal Bond Bank (Sewer & Water) Rev.	Aaa/AAA	4.900	11/01/2024	100,000	105,137
Maine State (Highway)	Aa-3/AA-	5.000	06/15/2011	200,000	209,600
Maine State Turnpike Auth. MBIA	Aaa/AAA	4.625	07/01/2010	100,000	101,622
Maine State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.300	07/01/2012	100,000	102,723
Maine State Turnpike Auth. MBIA	Aaa/AAA	5.250	07/01/2010	75,000	77,540
*Maine State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.750	07/01/2028	750,000	803,385
Maine State Turnpike Auth.	Aaa/AAA	5.000	07/01/2033	450,000	473,481
Portland, ME	Aa-1/AA	5.000	09/01/2013	60,000	62,987
#Portland, ME	Aa-1/AA	5.300	06/01/2013	790,000	797,845
Portland, ME Airport Rev. FSA	Aaa/AAA	5.000	07/01/2032	500,000	517,800
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/2031	250,000	251,322
Scarborough, ME G.O. MBIA	Aaa/AAA	4.400	11/01/2032	480,000	482,539
#Skowhegan, ME Pollution Ctl. Rev. (Scott Paper Co. Prj.)	Aa-3/AA-	5.900	11/01/2013	1,465,000	1,465,000
South Portland, ME	Aa-1/NR	5.800	09/01/2008	150,000	154,324
South Portland, ME	Aa-1/NR	5.800	09/01/2011	40,000	43,524
University of Maine System Rev. AMBAC	Aaa/AAA	5.000	03/01/2024	100,000	102,666
Westbrook, ME MBIA	Aaa/AAA	4.600	06/01/2007	240,000	240,732
Westbrook, ME G.O. FGIC	Aaa/AAA	4.250	10/15/2020	180,000	182,452
Windham, ME General Obligation AMBAC	Aaa/AAA	4.000	11/01/2014	415,000	419,275
Winthrop, ME	A-3/NR	5.400	08/01/2007	25,000	25,250
Yarmouth, ME AMBAC	Aaa/NR	5.250	11/15/2009	250,000	259,285
Yarmouth, ME	Aa-3/AA-	5.000	11/15/2019	500,000	530,925
York, ME G.O.	NR/AA	4.000	09/01/2010	75,000	76,113
TOTAL MAINE MUNICIPAL BONDS					$13,009,018

GUAM MUNICIPAL BONDS (0.1%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	$10,817

PUERTO RICO MUNICIPAL BONDS (16.1%)
Puerto Rico Commonwealth Highway and Trans. Rev. MBIA	Aaa/AAA	5.500	07/01/2036	750,000	$843,870
Puerto Rico Public Finance Corp. Commonwealth Appropriations AMBAC	Aaa/AAA	5.375	06/01/2018	1,710,000	1,924,793
TOTAL PUERTO RICO MUNICIPAL BONDS					$2,768,663

VIRGIN ISLANDS MUNICIPAL BONDS (3.0%)
Virgin Islands Water & Power Auth. Elec. Syst. Rev. ACA/MBIA	Aaa/AAA	5.300	07/01/2021	500,000	$514,475

TOTAL MUNICIPAL BONDS (COST: $15,792,759)					$16,302,973

SHORT-TERM SECURITIES (3.9%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $678,029)				678,029	$678,029

TOTAL INVESTMENTS IN SECURITIES (COST: $16,470,788)					$16,981,002
OTHER ASSETS LESS LIABILITIES					228,382

NET ASSETS					$17,209,384

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At April 30, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $16,470,788.  The net unrealized appreciation of investments based on the cost was $510,214, which is comprised of $536,367 aggregate gross unrealized appreciation and $26,153 aggregate gross unrealized depreciation.  Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Nebraska Municipal Fund
Schedule of Investments April 30, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEBRASKA MUNICIPAL BONDS (96.0%)

Adams Cty., NE Hosp. Auth. #001 (Mary Lanning Memorial Hosp.) ASGUA	NR/AA	5.300%	12/15/2018	$250,000	$256,380
Dawson Cty., NE School Dist. #20 (Gothenburg) G.O. FSA	Aaa/AAA	4.500	12/15/2025	405,000	409,350
Dawson Cty., NE SID #001 (IBP, Inc. Proj.) Ref. G.O.	Baa/BBB-	5.650	02/01/2022	700,000	700,000
*Dodge Cty., NE SD #001 (Fremont Public Schools) FSA	Aaa/NR	5.500	12/15/2020	1,000,000	1,066,790
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.500	11/15/2021	340,000	343,390
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/2015	45,000	45,450
Douglas Cty., NE (Catholic Health Corp.) Rev. MBIA	Aaa/AAA	5.375	11/15/2015	225,000	227,250
Douglas Cty., NE G.O.	Aa-1/AA+	4.750	12/01/2025	250,000	256,145
Douglas Cty., NE Hosp. Auth. #001 (Alegent Hlth - Immanuel Med. Ctr.) Rev. AMBAC	Aaa/AAA	5.250	09/01/2021	250,000	257,900
Douglas Cty., NE Hosp. Auth. #002 (Nebraska Medical Center)	A-1/NR	5.000	11/15/2016	250,000	265,147
Douglas Cty., NE SD #010 (Elkhorn Pub. Schools) G.O. FSA Insured	NR/AAA	4.500	12/15/2023	250,000	251,680
Douglas Cty., NE SD #010 (Elkhorn Public Schools)	NR/A+	5.050	12/15/2022	150,000	152,388
Douglas Cty., NE SID #392 (Cinnamon Creek) G.O.	NR/NR	5.750	08/15/2017	200,000	200,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/2018	265,000	265,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	07/15/2019	280,000	280,000
Douglas Cty., NE SID #397 (Linden Estates II)	NR/NR	5.600	04/01/2023	500,000	500,000
Fremont, NE Combined Utilities Rev. MBIA	Aaa/AAA	5.000	10/15/2021	500,000	522,410
Hall Cty., NE School Dist. #2 Grand Island FSA	Aaa/AAA	5.000	12/15/2023	500,000	531,830
Kearney Cty., NE Highway Allocation Fund AMBAC	Aaa/NR	5.350	06/15/2021	100,000	100,001
Lancaster Cty, NE School District #0160 (Norris Schools) G.O. FSA	Aaa/NR	5.000	12/15/2025	250,000	255,970
#Lancaster Cty., NE (Bryan Memorial Hospital) Rev. MBIA	Aaa/AAA	5.375	06/01/2019	1,400,000	1,433,068
Lancaster Cty., NE Hosp. #001 (Bryant Mem. LGH)	A-1/NR	4.750	06/01/2021	1,000,000	1,026,440
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools)	Aa-1/AAA	5.250	01/15/2021	500,000	526,950
Lancaster Cty., NE School Dist. #1 (Lincoln Public Schools) G.O.	Aa-1/AAA	5.250	01/15/2022	500,000	533,835
Lincoln Cty., NE School Dist. #55 (Sutherland Public Schools) FSA	Aaa/NR	5.000	12/15/2020	225,000	228,530
Lincoln Neb SAN SWR Rev MBIA	Aaa/AAA	4.500	06/15/2029	500,000	504,230
Lincoln, NE Elec. Syst. Rev.	Aa/AA	5.000	09/01/2021	1,000,000	1,046,750
Lincoln, NE Water Rev.	Aa/AA-	5.000	08/15/2022	575,000	604,222
Madison Cty., NE Hosp. Auth. #001 (Faith Regl. Hlth. Svcs.) Rev. ASGUA	NR/AA	5.350	07/01/2018	250,000	257,050
Metropolitan Community College South Omaha Bldg. Proj. AMBAC	Aaa/AAA	4.500	03/01/2026	1,000,000	1,013,160
NE Educ. Finance Auth. (Wesleyan Univ.) Rev. Radian Insured	NR/AA	5.500	04/01/2027	1,000,000	1,057,270
NE Hgr. Educ. Loan Program B Rev. MBIA	Aaa/AAA	6.000	06/01/2028	100,000	100,491
NE Hgr. Educ. Loan Program Junior Subord. Rev. MBIA	Aaa/AAA	6.400	06/01/2013	200,000	209,270
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA	Aaa/AAA	6.450	06/01/2018	400,000	421,572
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA	Aaa/AAA	6.250	06/01/2018	800,000	846,984
*NE Hgr. Educ. Loan Program Student Loan MBIA	Aaa/AAA	5.875	06/01/2014	935,000	939,591
NE Invmt. Finance Auth. (Catholic Hlth. Initiatives) Rev.	NR/AA	5.125	12/01/2017	200,000	205,022
NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Facs. Rev.	Aaa/AAA	5.500	08/15/2017	410,000	426,080
#NE Invmt. Finance Auth. (Childrens Healthcare Svcs.) Rev. AMBAC	Aaa/AAA	5.500	08/15/2027	1,000,000	1,039,870
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) ASGUA	NR/AA	5.450	11/15/2017	400,000	410,620
NE Invmt. Finance Auth. (Great Plains Regional Medical Center) Rev. Asset Guaranty	NR/AA	5.450	11/15/2022	750,000	799,867
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA	NR/AAA	6.200	06/01/2028	135,000	136,349
*NE Invmt. Finance Auth. Single Family Hsg. Rev.	NR/AAA	6.300	09/01/2028	165,000	167,818
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.200	09/01/2017	35,000	35,598
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA	NR/AAA	6.250	03/01/2021	35,000	35,601
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA/FNMA	NR/AAA	6.250	09/01/2028	10,000	10,150
Omaha, NE (Riverfront Project) Special Obligation	Aa-1/AA	5.500	02/01/2029	1,000,000	1,078,640
Omaha, NE Public Power Dist. (Electric Rev) AMBAC	Aaa/AAA	4.750	02/01/2025	250,000	260,650
Omaha, NE Public Power Dist. (Electric Rev) AMBAC	Aaa/AAA	4.300	02/01/2031	100,000	97,414
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/AA	5.200	02/01/2022	500,000	522,260
Omaha, NE Public Power Dist. Elec. Syst. Rev.	Aa/NR	6.200	02/01/2017	650,000	748,462
Omaha, NE Public Power Electric Rev.	Aa/AA	5.000	02/01/2034	1,000,000	1,045,200
Omaha, NE Various Purpose	Aaa/AAA	5.000	05/01/2022	250,000	263,633
Omaha, NE Various Purpose	Aaa/AAA	4.250	10/15/2026	500,000	498,380
Platte Cty., NE G.O. FSA	Aaa/AAA	4.750	12/15/2014	500,000	503,395
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. Asset Guaranty	NR/AA	5.650	05/01/2012	100,000	104,645
Platte Cty., NE Hosp. Auth. No. 1 (Columbus Community Hospital Proj.) Hosp. Rev. Asset Guaranty	NR/AA	6.150	05/01/2030	250,000	266,555
Sarpy Cty., NE School Dist. #046 FSA	Aaa/AAA	5.000	12/15/2022	200,000	203,188
Saunders Cty., NE G.O. FSA	Aaa/AAA	5.000	11/01/2030	250,000	257,190
Saunders Cty., NE G.O. MBIA	Aaa/AAA	4.250	12/15/2021	515,000	515,057
Univ. of NE (U. of NE - Lincoln Student Fees) Rev.	Aa/AA-	5.125	07/01/2032	250,000	261,117
University of NE Fac. Corp. Deferred Maintenance AMBAC	Aaa/AAA	5.000	07/15/2020	500,000	536,725

TOTAL NEBRASKA MUNICIPAL BONDS (COST: $27,183,899)					$28,065,980

SHORT-TERM SECURITIES (3.0%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $865,181)				865,181	$865,181

TOTAL INVESTMENTS IN SECURITIES (COST: $28,049,080)					$28,931,161
OTHER ASSETS LESS LIABILITIES					311,974

NET ASSETS					$29,243,135

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At April 30, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $28,049,080.  The net unrealized appreciation of investments based on the cost was $882,081, which is comprised of $895,187 aggregate gross unrealized appreciation and $13,106 aggregate gross unrealized depreciation.  Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

New Hampshire Municipal Fund
Schedule of Investments April 30, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

NEW HAMPSHIRE MUNICIPAL BONDS (94.9%)

#Belknap Cty., NH G.O. MBIA	Aaa/AAA	5.200%	06/15/2013	$225,000	$230,782
Colebrook, NH School District MBIA	Aaa/NR	4.000	07/15/2008	60,000	60,257
Concord, NH G.O.	Aa/AA	4.600	10/15/2014	100,000	104,129
Derry, NH FSA	Aaa/NR	4.800	02/01/2018	115,000	120,235
Exeter, NH G.O.	A-1/NR	5.300	06/15/2008	25,000	25,418
Franlin, NH G.O. MBIA	Aaa/AAA	5.200	10/01/2007	50,000	50,000
Gorham, NH G.O. FSA	Aaa/NR	4.850	04/01/2014	65,000	66,940
#Hampton, NH G.O. XLCA	Aaa/NR	4.000	12/15/2020	200,000	198,566
Hillsborough, NH G.O. XLCA	Aaa/AAA	4.000	11/01/2020	100,000	99,844
Hillsborough, NH G.O. XLCA	Aaa/AAA	4.000	11/01/2021	100,000	99,509
Hudson, NH G.O.	Aa-3/NR	5.250	03/15/2028	110,000	112,750
Hudson, NH School District Lot B	Aa-3/NR	7.300	12/15/2008	20,000	21,136
Keene, NH G.O.	A-1/NR	5.150	10/15/2011	45,000	46,561
#Manchester, NH Airport Rev. MBIA	Aaa/AAA	5.000	01/01/2009	225,000	229,433
*Manchester, NH School Facs. Rev. MBIA	Aaa/AAA	5.250	06/01/2009	250,000	258,520
Nashua, NH G.O.	Aa/AA+	5.250	09/15/2017	100,000	106,398
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.100	10/01/2010	100,000	103,098
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.200	10/01/2011	60,000	62,399
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.500	10/01/2015	120,000	127,484
New Hampshire Hlth. & Educ. Facs. Auth. (Exeter)	A/A+	5.625	10/01/2016	20,000	21,456
#New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	Aaa/AAA	5.500	07/01/2013	40,000	42,920
New Hampshire Hlth. & Educ. Facs. Auth. (Univ. Sys. of NH) AMBAC	Aaa/AAA	5.500	07/01/2013	95,000	101,670
New Hampshire Hlth & Ed Southern NH University ACA	NR/A	4.000	01/01/2008	220,000	221,241
New Hampshire Hgr. Educ. & Hlth. Facs. (Dartmouth College) Rev.	Aaa/AAA	5.700	06/01/2027	100,000	102,366
*New Hampshire Hgr. Educ. & Hlth. Facs. (Dartmouth College) Rev.	Aaa/AAA	5.125	06/01/2028	285,000	288,733
New Hampshire Muni Bond Bank (Pinkerton Academy) AMBAC	Aaa/AAA	5.250	06/01/2007	5,000	5,000
New Hampshire Muni Bond Bank FSA	Aaa/AAA	4.400	08/15/2016	100,000	102,097
*New Hampshire State Capital Improvement G.O.	Aa/AA	5.000	04/15/2013	250,000	265,185
New Hampshire State Hsg. Finance Auth.	Aa/NR	6.000	07/01/2008	25,000	25,402
Oyster River, NH Coop School District Lot A	Aa/NR	5.750	06/15/2007	50,000	50,077
Oyster River, NH Coop School District Lot A	Aa/NR	5.850	06/15/2008	100,000	100,152
Portsmouth, NH G.O. MBIA	Aaa/AAA	4.000	08/01/2017	100,000	100,204
Portsmouth, NH G.O. MBIA	Aaa/AAA	4.000	08/01/2019	100,000	99,898
*Rochester, NH G.O. MBIA	Aaa/NR	4.750	07/15/2020	300,000	315,660
#Stratham, NH School District AMBAC	Aaa/AAA	5.100	01/15/2008	100,000	101,562
TOTAL NEW HAMPSHIRE MUNICIPAL BONDS					$4,067,082

GUAM MUNICIPAL BONDS (0.2%)
Guam Hsg. Corp. Single Family Mtg.	NR/AAA	5.750	09/01/2031	10,000	$10,817

TOTAL MUNICIPAL BONDS (COST: $4,064,997)					$4,077,899

SHORT-TERM SECURITIES (4.0%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (Cost: $170,766)				170,766	$170,766

TOTAL INVESTMENTS IN SECURITIES (COST: $4,235,763)					$4,248,665
OTHER ASSETS MINUS LIABILITIES					36,723

NET ASSETS					$4,285,388

*Indicates bonds are segregated by the custodian to cover when-issued or delayed delivery purchases.
#Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At April 30, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $4,235,763.  The net unrealized appreciation of investments based on the cost was $12,902, which is comprised of $35,919 aggregate gross unrealized appreciation and $23,017 aggregate gross unrealized depreciation.  Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Oklahoma Municipal Fund
Schedule of Investments April 30, 2007 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Rating Moody's/S&P	Coupon Rate	Maturity	Principal Amount	Market Value

OKLAHOMA MUNICIPAL BONDS (93.9%)

Alva, OK Hosp. Auth. (Sales Tax Rev) Radian (Xcel)	Aa-3/AA	5.250%	06/01/2025	$250,000	$264,433
City of Tulsa, OK MBIA	Aaa/AAA	4.250	03/01/2025	1,000,000	987,830
Claremore Public Works Auth. Capital Improvement Rev. FSA	Aaa/AAA	5.250	06/01/2027	750,000	814,755
Claremore, OK Student Hsg. Rev. (Rogers University) ACA	NR/A	5.750	09/01/2034	500,000	526,910
Drumright, OK Utility Sys. Rev. Assured Guaranty Ins.	NR/AAA	4.750	02/01/2036	950,000	985,141
Durant, OK Community Fac. Auth. Sales Tax Rev. XLCA	Aaa/AAA	5.500	11/01/2019	500,000	547,855
Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.375	12/01/2019	200,000	201,388
#Edmond Economic Dev. Auth., OK Student Housing Rev.	Baa-3/NR	5.500	12/01/2028	865,000	871,046
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.850	01/01/2024	155,000	161,347
Edmond Public Works Auth. AMBAC	Aaa/AAA	4.750	07/01/2024	250,000	258,943
Edmond Public Works Sales Tax & Utility Rev. AMBAC	Aaa/AAA	4.750	07/01/2023	200,000	206,736
Garfield Cty., Criminal Justice Auth. (Enid, OK) Rev. MBIA	Aaa/NR	4.500	04/01/2018	250,000	255,760
Grand River Dam Auth., OK FSA	Aaa/AAA	5.000	06/01/2012	500,000	528,875
Grand River Dam Auth., OK Rev. MBIA	Aaa/AAA	5.875	06/01/2007	160,000	160,576
*Grand River Dam Auth., OK Rev. AMBAC	Aaa/AAA	6.250	06/01/2011	210,000	228,707
Grand River Dam Auth., OK Rev. Ref. AMBAC	Aaa/AAA	5.500	06/01/2013	700,000	765,982
Jackson Cty., OK Sales Tax Rev. AMBAC	Aaa/AAA	5.000	10/01/2022	500,000	513,310
Jenks Aquarium Auth. Rev. MBIA	Aaa/AAA	5.250	07/01/2029	500,000	539,220
Jenks, OK General Obligation FSA	Aaa/AAA	4.200	02/01/2014	400,000	410,328
Jenks, OK General Obligation FSA	Aaa/AAA	5.000	02/01/2025	250,000	278,918
Mannford Public Works Auth.	NR/BBB+	6.000	04/01/2027	300,000	322,284
Mannford Public Works Auth.	NR/BBB+	5.900	04/01/2032	250,000	266,115
McAlester, OK Public Works Auth. FSA	Aaa/NR	5.100	02/01/2030	100,000	106,067
McClain Cty., OK Econ. Dev. Auth. Ed. Lease Rev. (Purcell Schools) Assured GTY	Aa-1/AAA	4.250	09/01/2020	585,000	587,691
Midwest City, OK Capital Impvt. MBIA	Aaa/AAA	5.375	09/01/2024	500,000	533,085
Norman, OK (Regl. Hospital) Auth. Asset Guaranty	Aa-3/AA	5.250	09/01/2016	180,000	190,323
Norman, OK Utilities Auth. Utility Rev. FGIC	Aaa/NR	4.000	11/01/2022	265,000	257,384
OK Agric. & Mech. Colleges (OK St. Univ.) Athletic Facs. AMBAC	Aaa/NR	5.000	08/01/2024	300,000	304,161
OK Agric. & Mech. Colleges Utility Rev. Sys. FGIC	Aaa/AAA	4.000	07/01/2008	185,000	185,559
*OK Board of Regents (Oklahoma City Community College) Student Rev. AMBAC	Aaa/AAA	5.550	07/01/2022	750,000	795,938
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.600	08/01/2020	150,000	161,025
OK Board of Regents (Univ. of Central OK) AMBAC	Aaa/AAA	5.700	08/01/2025	390,000	418,848
OK Board of Regents (Univ. of OK) FGIC	Aaa/AAA	4.125	07/01/2026	500,000	487,880
OK Board of Regents (University of Oklahoma) Athletic Fac. Rev. MBIA	Aaa/NR	5.250	06/01/2026	550,000	576,697
OK Capital Impvt. Auth. (Higher Ed. Project) AMBAC	Aaa/AAA	5.000	07/01/2024	250,000	264,462
OK Capital Impvt. Auth. (Higher Ed. Project) Rev. AMBAC	Aaa/AAA	5.000	07/01/2022	500,000	532,130
OK Capital Impvt. Auth. (Higher Ed. Project) Rev. AMBAC	Aaa/AAA	5.000	07/01/2030	2,000,000	2,110,020
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.375	07/01/2022	100,000	100,746
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.375	07/01/2023	100,000	100,746
OK Capital Impvt. Auth. (OK St. Bureau of Investigation) FSA	Aaa/AAA	4.500	07/01/2024	200,000	202,464
OK Capital Impvt. Auth. (State Highway) Rev. MBIA	Aaa/AAA	5.000	06/01/2014	250,000	266,312
OK Capital Impvt. Auth. (Supreme Court Proj.) CIFG	Aaa/AAA	4.500	07/01/2024	500,000	505,780
OK Capital Impvt. Auth. (Supreme Court Proj.) CIFG	Aaa/AAA	4.500	07/01/2026	500,000	503,895
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.100	03/01/2016	140,000	141,464
OK Colleges Board of Regents (NE State Univ. Ctr.) Rev. FSA	Aaa/AAA	5.150	03/01/2021	100,000	100,989
OK Devl. Finance Auth. (Comanche County Hosp.)	NR/BBB-	5.625	07/01/2009	105,000	107,444
OK Devl. Finance Auth. (DHS Lease Rev.) Series 2000A MBIA	Aaa/NR	5.600	03/01/2015	280,000	285,631
OK Devl. Finance Auth. (Integris Baptist Medical Center) AMBAC	Aaa/AAA	5.600	06/01/2020	250,000	267,825
OK Devl. Finance Auth. (Langston Univ. Stadium)	NR/AA	5.000	07/01/2027	250,000	262,828
OK Devl. Finance Auth. (Lease Rev.) Law Enforcement MBIA	Aaa/AAA	5.100	06/01/2027	120,000	125,501
OK Devl. Finance Auth. (OK State Syst. Higher Ed.) AMBAC	Aaa/AAA	4.900	12/01/2022	200,000	208,398
*OK Devl. Finance Auth. (Oklahoma City Univ.) Rev. Ref. AMBAC	Aaa/AAA	5.125	06/01/2017	555,000	568,087
OK Devl. Finance Auth. (Seminole State College)	NR/AA	5.125	12/01/2027	150,000	158,629
OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	5.750	03/01/2013	400,000	415,104
#OK Devl. Finance Auth. (Southern Nazarene Univ.) Rev.	NR/NR	6.000	03/01/2018	600,000	623,928
OK Devl. Finance Auth. (St. Ann's Retirement Village) Rev. MBIA	Aaa/NR	5.000	12/01/2028	500,000	514,175
OK Devl. Finance Auth. (St. John Health Syst.) MBIA	Aaa/AAA	5.750	02/15/2025	200,000	208,798
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.	Aa-3/AA-	5.750	02/15/2025	500,000	522,210
OK Devl. Finance Auth. (St. John Health Syst.) Rev. Ref.	Aa-3/AA-	6.000	02/15/2029	400,000	419,484
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.600	04/01/2022	250,000	255,337
OK Devl. Finance Auth. OK Dept. of Corrections (McLoud Fac.) FGIC	Aaa/AAA	4.650	04/01/2023	250,000	256,118
OK Devl. Finance Auth. OK State Higher Ed (Master Lease) FSA	Aaa/AAA	4.500	06/01/2026	250,000	252,920
OK Housing Finance Agency Single Family Homeownership	Aaa/NR	5.250	09/01/2021	120,000	122,024
*OK Housing Finance Agency Single Family Homeownership GNMA	Aaa/NR	5.375	03/01/2020	75,000	75,526
OK Housing Finance Agency Single Family Homeownership GNMA/FNMA	Aaa/NR	5.850	09/01/2020	50,000	50,878
OK Muni Power Auth. Power Supply Rev. FGIC	Aaa/AAA	4.250	01/01/2037	500,000	481,995
OK Muni Power Auth. Power Supply Rev. FGIC	Aaa/AAA	4.500	01/01/2047	2,000,000	1,970,740
#OK State G.O. (OK Building Commission) FGIC	Aaa/AAA	5.000	07/15/2018	1,600,000	1,701,760
OK State Municipal Power Auth. Rev. MBIA	Aaa/AAA	5.750	01/01/2024	2,230,000	2,517,737
*OK State Student Loan Auth.	Aaa/AAA	5.625	06/01/2031	685,000	722,469
OK State Student Loan Auth.	A/NR	6.350	09/01/2025	280,000	303,402
OK State Student Loan Auth. MBIA	Aaa/AAA	5.300	12/01/2032	450,000	466,200
OK State Turnpike Auth. FGIC	Aaa/AAA	5.000	01/01/2023	165,000	169,026
OK State Turnpike Auth. FGIC	Aaa/AAA	5.250	01/01/2012	225,000	229,595
OK State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.250	01/01/2028	430,000	444,057
OK State Turnpike Auth. Rev. FGIC	Aaa/AAA	5.000	01/01/2028	120,000	123,144
OK State Turnpike Auth. Rev. MBIA-IBC	Aaa/AAA	4.750	01/01/2024	140,000	143,380
OK State Water (Loan Program) Rev.	NR/AAA	5.400	09/01/2015	105,000	106,562
*OK State Water (Loan Program) Rev.	NR/AAA	5.100	09/01/2016	415,000	428,990
OK State Water Resources Board Rev.	NR/AAA	5.050	10/01/2022	200,000	213,074
OK State Water Resources Board Rev.	NR/AAA	5.125	10/01/2027	500,000	536,015
OK State Water Resources Board Rev.	NR/AAA	4.625	10/01/2018	435,000	446,710
OK State Water Resources Loan Rev.	NR/AAA	5.100	10/01/2027	500,000	535,665
OK Transportation Auth. Turnpike Sys. Rev. AMBAC	Aaa/AAA	5.000	01/01/2021	100,000	104,838
OK Water Resources Board Rev. AMBAC	Aaa/AAA	4.750	04/01/2024	100,000	103,390
Oklahoma City Airport Trust Jr. Lien Refunding Series B AMBAC	Aaa/AAA	5.000	07/01/2021	250,000	268,827
Oklahoma City Airport Trust Jr. Lien Refunding Series B. AMBAC	Aaa/AAA	5.000	07/01/2019	250,000	269,907
Oklahoma City, OK MBIA	Aaa/AAA	4.250	03/01/2022	110,000	110,370
Oklahoma City, OK Public Auth. (OKC Fairgrounds Fac.) FGIC	Aaa/AAA	5.500	10/01/2019	250,000	276,070
Oklahoma City, OK Unlimited GO	Aa-1/AA+	4.250	03/01/2025	500,000	490,265
Oklahoma City, OK Water Utility Trust (Water & Sewer) Rev. FGIC	Aaa/AAA	5.000	07/01/2029	425,000	447,266
#Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	5.125	08/01/2030	750,000	786,810
Okmulgee Public Works Auth. Capital Improvement Rev. MBIA	Aaa/AAA	4.800	10/01/2027	500,000	517,070
Rural Enterprises, OK Inc. OK Govt. Fin. (Cleveland Cty. Hlth.) MBIA	Aaa/NR	5.000	11/01/2021	250,000	262,115
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. ACA	NR/A	5.750	12/01/2030	250,000	264,480
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ACA	NR/A	5.700	12/01/2025	220,000	232,382
Rural Enterprises, OK Inc. Okmulgee Student Housing Proj. Series A ALA	NR/A	5.625	12/01/2020	140,000	147,822
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.550	11/01/2021	250,000	264,892
Rural Enterprises, OK Inc. Student Hsg. (Connors College) ACA	NR/A	5.650	11/01/2031	375,000	397,747
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.550	11/01/2021	250,000	265,000
Rural Enterprises, OK Inc. USAOF Student Housing ACA	NR/A	5.650	11/01/2031	250,000	265,270
Sapulpa Municipal Authority Utility Rev. FSA	Aaa/AAA	5.125	01/01/2032	250,000	262,662
Texas Cty., OK Dev. Auth. (OPSU Student Hsg.) ACA	NR/A	5.250	11/01/2023	250,000	262,330
Tulsa Cty, OK Indl. Auth. Recreation Facs.	NR/AA-	4.700	09/01/2024	500,000	511,760
Tulsa, OK General Obligation	Aa/AA	4.500	03/01/2023	700,000	716,751
Tulsa, OK General Obligation	Aa/AA	4.500	03/01/2026	1,035,000	1,053,589
Tulsa, OK Ind. Auth Rev. (University of Tulsa)	Aaa/NR	4.500	10/01/2026	500,000	503,320
Tulsa, Oklahoma Unlimited GO MBIA	Aaa/AAA	4.250	03/01/2024	500,000	492,580
University of OK (Board of Regents) Rev. FGIC	Aaa/AAA	4.000	07/01/2016	250,000	252,765
University of OK Board of Regents (Multi Facs.) Rev. MBIA	Aaa/NR	4.750	06/01/2029	250,000	257,055
University of OK Board of Regents (Research Fac.) Rev.	Aaa/NR	4.800	03/01/2028	670,000	690,696
University of OK Board of Regents Student Hsg. Rev. FGIC	Aaa/NR	5.000	11/01/2027	1,000,000	1,048,450
University of OK Student Hsg. (Cameron Univ.) Rev. AMBAC	Aaa/AAA	5.500	07/01/2023	250,000	274,190

TOTAL OKLAHOMA MUNICIPAL BONDS (COST: $47,298,393)					$48,572,160

SHORT-TERM SECURITIES (5.1%)				Shares
Wells Fargo Advantage National Tax-Free Money Market (COST: $2,629,828)				2,629,828	$2,629,828

TOTAL INVESTMENTS IN SECURITIES (COST: $49,928,221)					$51,201,988
OTHER ASSETS LESS LIABILITIES					521,233

NET ASSETS					$51,723,221

* Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
# Indicates bonds are segregated by the custodian to cover initial margin requirements.
Footnote: Non-rated (NR) securities have been determined to be of investment grade quality by the Fund's Manager.

Note: INVESTMENT IN SECURITIES

At April 30, 2007, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $49,928,221.  The net unrealized appreciation of investments based on the cost was $1,273,767, which is comprised of $1,383,506 aggregate gross unrealized appreciation and $109,739 aggregate gross unrealized depreciation.  Differences between financial reporting-basis and tax-basis unrealized appreciation/depreciation are due to differing treatment of market discount.

Item 2. Controls and Procedures

(a)           The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report").  The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure.  Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)           There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)(1)       Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Integrity Managed Portfolios

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: June 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Integrity Managed Portfolios

BY: /s/Robert E. Walstad
ROBERT E. WALSTAD
PRESIDENT

Date: June 29, 2007

BY: /s/Laura Anderson
 LAURA ANDERSON
TREASURER

Date: June 29, 2007